Property, Plant and Equipment, Net - Schedule of Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Depreciation [Abstract]
Administrative expense	$ 2,986	$ 1,330	$ 590